CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income/(loss)	$ 10,157	$ 22,238	$ (16,704)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets	23,105	24,146	21,264
Amortization of deferred drydock and special survey costs	6,870	7,280	5,838
Income tax expense / (benefit)	982	(3,551)	(276)
Amortization of deferred financing costs	1,002	928	677
Amortization of intangible assets	3,523	3,823	3,822
Accretion of Notes payable / unwinding of discount	477	0	0
Loss on bond extinguishment	0	0	4,786
Provision for/ (recovery of) losses on accounts receivable	1,304	(52)	548
Changes in operating assets and liabilities:
Restricted cash	(2,900)	0	0
(Increase)/ decrease in accounts receivable	(8,120)	3,271	(8,315)
(Increase)/ decrease in prepaid expenses and other current assets	(3,558)	3,674	(1,833)
(Increase)/ decrease in inventories	(2,047)	6,667	(3,527)
(Increase)/ decrease in other long term assets	(220)	(199)	1,971
Payments for drydock and special survey costs	(7,220)	(9,497)	(6,486)
Income tax payable	435	0	0
Increase/ (decrease) in accounts payable	1,683	(8,039)	10,468
Increase/ (decrease) in due to/ due from affiliate companies, net	350	(2,079)	1,239
Increase/ (decrease) in accrued expenses	128	(1,631)	(1,326)
(Decrease)/increase in deferred income	(2,708)	1,043	5,298
(Decrease)/increase in other long term liabilities	(439)	503	(1,127)
Decrease in due to related parties	(3,825)	(3,540)	(3,297)
Net cash provided by operating activities	18,979	44,985	13,020
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(4,262)	(7,881)	(68,433)
Deposits for vessels, port terminals and other fixed assets	(86,911)	(19,158)	(23,225)
Acquisition of intangible assets	0	0	(10,200)
Net cash used in investing activities	(91,173)	(27,039)	(101,858)
FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes, including premium	0	0	375,000
Repayment of 2019 Senior Notes	0	0	(290,000)
Proceeds from Notes Payable	35,306	0	0
Proceeds from long term debt	25,000	0	0
Repayment of long-term debt and payment of principal	(69)	(69)	(69)
Repayment of Notes Payable	(1,336)	0	0
Payment for acquisition of intangible asset	0	(6,800)	0
Payments of obligations under capital leases	(3,032)	(1,501)	(1,399)
Debt issuance costs	0	0	(9,332)
Net cash provided by/ (used in) financing activities	55,869	(8,370)	74,200
Net (decrease)/ increase in cash and cash equivalents	(16,325)	9,576	(14,638)
Cash and cash equivalents, beginning of year	81,507	71,931	86,569
Cash and cash equivalents, end of year	65,182	81,507	71,931
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	22,999	25,771	28,159
Cash paid for income taxes	0	0	367
Non-cash investing and financing activities:
Revaluation of vessels due to restructuring of capital lease obligation	0	210	0
Decrease in capital lease obligation due to restructuring	0	(210)	0
Acquisition of intangible assets	0	0	(6,800)
Acquisition of vessels port terminals and other fixed assets, net	(472)	(710)	(624)
Deposits for vessels, port terminals and other fixed assets	(5,726)	(1,871)	0
Debt issuance costs	$ 0	$ 0	$ (225)